Amounts receivable and prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of trade and other receivables [text block] [Abstract]
Schedule of receivable and prepaid expenses [Table Text Block]
($000s)	December 31, 2019	December 31, 2018
HST	2,212	1,196
Prepaid expenses and other receivables	1,062	423
	3,274	1,619